TAXES ON INCOME (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 1,709	$ 437	$ 0
Increases related to prior years’ tax positions	175	209
Increase related to current years’ tax positions	2,984	1,063	437
Ending balance	$ 4,868	$ 1,709	$ 437